Unsecured Convertible Notes Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Long-term Debt, Unclassified [Abstract]
Unsecured Convertible Notes Payable

Note 8 — Unsecured Convertible Notes Payable

Unsecured Convertible notes payable at December 31, 2016 and March 31, 2016 were as follows:

	December 31, 2016	March 31, 2016
(A) 8% Unsecured Convertible Notes – Due on January 19, 2018	$—	$200,000
(B) 6% Unsecured Convertible Notes – Due on September 30, 2018	—	—
(C) 6% Unsecured Convertible Notes – Due on September 13, 2018	152,663	—
(D) 6% Unsecured Convertible Notes – Due on September 30, 2018	503,205	—
Less accumulated amortization of Valuation Discount	(294,752)	(89,727)
Net	$361,116	$110,273

 (A) On January 19, 2016, the Company issued three 8% unsecured convertible notes payable to investors (the “Lenders”) for an aggregate amount of $200,000. These notes will be due on January 19, 2018. If the Company raises a minimum of $2,500,000 (excluding the amount converting pursuant to the notes) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the Lenders will have the rights to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing. In addition, the Lenders received 400,000 warrants to purchase shares of the Company’s common stock at an exercise price of $0.005 per share. The aggregate relative fair value of the 400,000 warrants issued to the Lender was determined to be $99,915 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.30%; dividend yield of 0%; volatility rate of 100%; and an expected life of four years (statutory term). The value of the warrants of $99,915 was considered as debt discount upon issuance and was being amortized as interest over the term of the notes or in full upon the conversion of the corresponding notes. During the year ended March 31, 2016, the Company amortized $9,818 of such discount to interest expense, and the unamortized discount as of March 31, 2016 was $89,727. During the period ended December 31, 2016, such debt discount was fully amortized to interest expense.

On June 6, 2016, the Lenders converted $200,000 of principal and $5,918 of interest into 205,918 shares of the Company’s common stock at a conversion price of $1 per share. As the market price of the shares on the date of conversion was approximately $1.67 per share, the Company recognized a beneficial conversion cost of $136,936.

In addition, the Lenders were issued 205,920 warrants to purchase shares of the Company’s common stock at an exercise price of $0.005 per share as inducement for this conversion. The aggregate fair value of the 205,920 warrants issued to the Lenders was $341,864 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.20%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). The value of the warrants of $341,864 was considered as additional interest expense upon their issuance. The warrants were exercised immediately into 205,920 shares of the Company’s common stock with net proceeds of $1,030 to the Company.

(B) On August 19, 2016, the Company issued a 6% unsecured convertible note payable to a related party for total principal amount of $55,000. This note will be due on September 30, 2018. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the investor will have the rights to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing. On December 21, 2016, this note was repaid.

(C) On September 14, 2016, the Company issued a 6% unsecured convertible note payable to a certain investor for total principal amount of $150,000. This note will be due on September 13, 2018. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the investor will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the investor received 150,000 warrants to purchase shares of the Company’s common stock at an exercise price of $0.005 per share. The aggregate relative fair value of the 150,000 warrants issued to the investor was determined to be $93,612 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 0.90%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). The value of the warrants of $93,612 was considered as debt discount upon issuance and will be amortized as interest over the term of the note or in full upon the conversion of the note. During nine months ended December 31, 2016, the Company amortized $13,866 of such discount to interest expense, and the unamortized discount as of December 31, 2016 was $79,746.

(D) On November 22, 2016, the Company issued a 6% unsecured convertible note payable to a certain investor for total principal amount of $500,000. This note will be due on September 30, 2018. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the investor will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the investor received 250,000 warrants to purchase shares of the Company’s common stock at an exercise price of $0.01 per share. The aggregate relative fair value of the 250,000 warrants issued to the investor was determined to be $226,811 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.35%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). The value of the warrants of $226,811 was considered as debt discount upon issuance and will be amortized as interest over the term of the note or in full upon the conversion of the note. During nine months ended December 31, 2016, the Company amortized $11,807 of such discount to interest expense, and the unamortized discount as of December 31, 2016 was $215,004.

Note 8 — Unsecured Convertible Notes Payable

Unsecured Convertible notes payable at March 31, 2016 were as follows:

8% Unsecured Convertible Notes	$200,000
Less accumulated amortization of Valuation Discount	(89,727)

Net	$110,273

During the year ended March 31, 2016, the Company issued three 8% unsecured notes payable to investors (the “Lenders”) for an aggregate amount of $200,000. These notes will be payable upon the date that is 24 months from the date of issuance. In addition, the lenders were issued 400,000 warrants of the Company’s common stock at an exercise price of $0.005 per share. As of March 31, 2016, $200,000 of these notes were outstanding.

The aggregate relative fair value of the warrants issued along with the notes were valued at $99,915 using the Black-Scholes Option Pricing model with the following average assumptions: risk-free interest rate of 1.30%; dividend yield of 0%; volatility rate of 100%; and an expected life of four years (statutory term). The value of the warrants of $99,915 was considered as debt discount and is being amortized as interest over the term of the notes or in full upon the conversion of the corresponding notes. During the year ended March 31, 2016, the Company amortized $9,818 of such discount to interest expense, and the unamortized discount as of March 31, 2016 was $89,727.

The notes are subject to an automatic conversion feature if the Company raises a minimum of 2,500,000 (excluding the amount converting pursuant to the notes) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings (a “Qualified Equity Financing”) prior to the maturity date, the Lenders will have the rights to convert all outstanding principal and interest into the same equity securities (the “Investor Stock”) issued in the Qualified Equity Financing at 75% of the issuance price of the Investor Stock in such offering. The holders of the notes shall receive the same rights, privileges and protections as the Investor Stock issued in connection with the Qualified Equity Financing including, but not limited to, registration rights.

If a Lender’s note is not converted (as set out above) prior to its maturity date, such Lender shall in its sole discretion have the option to convert all outstanding principal and interest into either the Company’s common stock at a conversion price per share based upon the Company’s then current valuation, as determined by the Board of Directors; provided, however, that if there is a Sale of the Company (as defined in the notes) prior to the conversion of the notes or the maturity date, then, upon the closing of such Sale, the Company will pay each Lender an amount of cash equal to the principal amount outstanding under such Lender’s note, plus accrued interest on such note, in full satisfaction of its obligations under the notes.